Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	141,552
Proposed Maximum Offering Price per Unit	4.24
Maximum Aggregate Offering Price	$ 600,180.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 82.89
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional securities that may be offered or issued by the Registrant in connection with any stock split, stock dividend or similar transaction that results in an increase in the number of the Registrant’s outstanding Common Shares.

Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.24, which represents the average of the high and low prices of the Registrant’s Common Shares on August 24, 2026 as reported on the Nasdaq Capital Market.